NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2021
Disclosure of non-controlling interests [Abstract]
NON-CONTROLLING INTERESTS
14.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	New Infini	Total
Balance, April 1, 2019	$58,262	$4,903	$3,017	$(447)		$65,735
Share of net income (loss)	10,440	664	(221)	46		10,929
Share of other comprehensive loss	(2,768)	(209)	(73)	(65)		(3,115)
Distributions	(2,603)	(656)	-	-		(3,259)
Balance, March 31, 2020	$63,331	$4,702	$2,723	$(466)	$-	$70,290
Share of net income	13,210	639	219	88	(23)	14,133
Share of other comprehensive income	4,623	480	90	27	-	5,220
Acquisition of La Yesca (Note 3)	-	-	-	-	9,250	9,250
Contributions	-	-	-	-	2,500	2,500
Distributions	(2,600)	(639)	-	-	-	(3,239)
Balance, March 31, 2021	$78,564	$5,182	$3,032	$(351)	$11,727	$98,154

As at March 31, 2021, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, Guangdong Found and New Infini were 22.5%, 20%, 30%, 1%, and 56.25%, respectively (March 31, 2020 - 22.5%, 20%, 30%, 1% and nil, respectively).

Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”) is the 17.5% equity interest holder of Henan Found. During the year ended March 31, 2021, Henan Found declared and paid dividends of $2,022 (year ended March 31, 2020 - declared and paid dividends of $2,025) to Henan Non-ferrous.

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2021, Henan Found declared and paid dividends of $578 (year ended March 31, 2020 - declared and paid dividends of $578) to Henan Xinxiangrong.

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2021, Henan Huawei declared and paid dividends of $639 (year ended March 31, 2020 - $656) to Henan Xinhui.

In January 2021, New Infini conducted a private placement to raise funds for La Yesca Project’s operation (Note 3). Non-controlling shareholders of New Infini purchased a total of 5,000,000 New infini shares and contributed $2,500.